REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
	2018	2017
Silver	$28,344	$33,181
Gold	24,962	27,485
Lead	3,982	2,690
Zinc	4,605	3,798
Smelting and refining charges	(2,186)	(4,180)
Revenue from contracts with customers	$59,707	$62,974
Changes in fair value from provisional pricing	(273)	772
Total revenue	$59,434	$63,746

Schedule of Revenue by Major Customers by Reporting Segments
Customer	Geographical Market	2018	2017
Customer A	Mexico (Guanajuato)	$18,601	$–
Customer B	Mexico (Guanajuato)	18,779	–
Customer C	Mexico (Topia)	19,780	–
Customer D	Mexico (Guanajuato)	2,065	24,805
Customer E	Mexico (Guanajuato)	190	24,433
Customer F	Mexico (Topia)	19	14,508
		$59,434	$63,746